EQUITY - Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number
Opening balance	0	7,853,439
Issued	0	0
Exercised		(7,821,700)
Expired		(31,739)
Ending balance	0	0
Weighted average exercise price
Opening balance (in dollars per share)	$ 0	$ 2.26
Issued (in dollars per share)	0	0
Exercised (in dollars per share)		2.25
Expired (in dollars per share)		3.50
Ending balance (in dollars per share)	$ 0	$ 0